Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	DATA443 RISK MITIGATION, INC.
Entity Central Index Key	0001068689
Entity Primary SIC Number	7372
Entity Tax Identification Number	86-0914051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	101 J Morris Commons Lane
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	(919)
Local Phone Number	858-6542
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false